Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Feb. 06, 2024
Current Assets
Cash and cash equivalents	$ 410,875
Subscription receivable		1
Prepaid expenses and other current assets	2,074
Total current assets	412,949	1
Property and equipment, net	160
Operating lease right-of-use asset	938
Other non-current assets	43
Total assets	414,090	1
Current liabilities:
Accounts payable	2,145
Accrued expenses and other current liabilities	1,710
Operating lease liability, current	146
Related party accounts payable and other current liabilities	6,357
Total current liabilities	18,039
Operating lease liability, non-current	842
Total liabilities	18,881
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Common stock, value	35
Additional paid-in capital	397,345	1
Accumulated deficit	(57,943)
Total stockholders’ equity	342,368	1
Total liabilities, convertible preferred stock and stockholders’ equity	414,090	1
Related Party
Current liabilities:
Related party common stock warrant liability	7,681
Previously Reported
Current Assets
Subscription receivable		1
Total assets		1
Current liabilities:
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Common stock, value		3
Additional paid-in capital		(2)
Total stockholders’ equity		1
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock, value
Series A Convertible Preferred Stock | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series A Non-Voting Convertible Preferred Stockholders
Current liabilities:
Convertible preferred stock, value	52,841
Series B Non-Voting Convertible Preferred Stock
STOCKHOLDERS’ EQUITY
Preferred stock, value	$ 2,931